Earnings per share (Detail) - PEN (S/) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Opening Balance	115,418	115,423	115,446
Purchase of treasury stock		(5)	(2)
Sale of treasury stock		1	3
Closing Balance	115,418	115,419	115,447
IFS's shareholders	S/ 1,660,581	S/ 1,790,155	S/ 383,259
Basic and diluted earnings per share attributable to IFS's shareholders (Soles)	S/ 14.388	S/ 15.51	S/ 3.32
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	115,418	115,423	115,446
Purchase of treasury stock		(6)	(27)
Sale of treasury stock		1	4
Closing Balance	115,418	115,418	115,423
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	115,418	115,423	115,446
Purchase of treasury stock		(6)	(27)
Sale of treasury stock		1	4
Closing Balance	115,418	115,418	115,423